UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            August 2, 2007

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      217,623 (in thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NAME OF ISSUER       TITLE OF     CUSIP      VALUE    SHARES   SH/  PUT/  INV.   OTH   VOTING AUTH
                     CLASS                   X1000             PRN  CALL  DISC.  ER
                                                                                 MGR
                                                                                       SOLE   SHR  NONE
***ACTIONS           NASDAQ OTC   00507E107  5741     933491   SH         Sole         933491
SEMICONDUCTOR CO     ISSUES
ABX Air Inc          COMMON       00080S101  5438     674745   SH         Sole         674745
                     STOCKS
ACTUATE CORPORATION  NASDAQ OTC   00508B102  7724     1137588  SH         Sole         1137588
                     ISSUES
ARIBA INC            NASDAQ OTC   04033V203  8697     877582   SH         Sole         877582
                     ISSUES
AVX CORP NEW         COMMON       002444107  6267     374400   SH         Sole         374400
                     STOCKS
CARRIER ACCESS CORP  NASDAQ OTC   144460102  2939     626635   SH         Sole         626635
                     ISSUES
CHEROKEE             COMMON       164450108  3355     679093   SH         Sole         679093
INTERNATIONAL CORP   STOCKS
DIGIGRAD CORP        NASDAQ OTC   253827109  3200     762003   SH         Sole         762003
                     ISSUES
F5 NETWORKS INC      PUT OPTIONS  315616102  10075    125000   SH   PUT   Sole         125000
FOUNDRY NETWORKS     NASDAQ OTC   35063R100  5966     358096   SH         Sole         358096
INC                  ISSUES
HUTCHINSON           NASDAQ OTC   448407106  5192     276049   SH         Sole         276049
TECHNOLOGY INC       ISSUES
I2 TECHNOLOGIES INC  NASDAQ OTC   465754208  9974     535075   SH         Sole         535075
                     ISSUES
INNOVATIVE           NASDAQ OTC   45769N105  3185     137161   SH         Sole         137161
SOLUTIONS & SUPPORT  ISSUES
INSIGHT ENTERPRISES  NASDAQ OTC   45765U103  7352     325720   SH         Sole         325720
INC                  ISSUES
ISILON SYS INC       CALL         46432L104  2467     160000   SH   CALL  Sole         160000
                     OPTIONS
IXIA                 NASDAQ OTC   45071R109  6224     672097   SH         Sole         672097
                     ISSUES
LIMELIGHT NETWORKS   COMMON       53261M104  2967     150000   SH         Sole         150000
INC                  STOCKS
MARCHEX INC          NASDAQ OTC   56624R108  3264     200000   SH         Sole         200000
                     ISSUES
MIPS TECHNOLOGIES    NASDAQ OTC   604567107  12465    1418078  SH         Sole         1418078
INC                  ISSUES
MOTIVE INC           COMMON       61980V107  464      170480   SH         Sole         170480
                     STOCKS
NETLOGIC             PUT OPTIONS  64118B100  3184     100000   SH   PUT   Sole         100000
MICROSYSTEMS INC
NETWORK APPLIANCE    NASDAQ OTC   64120L104  4670     160000   SH         Sole         160000
INC                  ISSUES
NUANCE               PUT OPTIONS  67020Y100  3346     200000   SH   PUT   Sole         200000
COMMUNICATIONS INC
NVIDIA CORP          NASDAQ OTC   67066G104  8964     217000   SH         Sole         217000
                     ISSUES
QLOGIC CORP          NASDAQ OTC   747277101  7091     425873   SH         Sole         425873
                     ISSUES
RACKABLE SYS INC     NASDAQ OTC   750077109  4314     348996   SH         Sole         348996
                     ISSUES
SCOPUS TECHNOLOGY    NASDAQ OTC   M8260H106  1188     237552   SH         Sole         237552
INC                  ISSUES
SEAGATE TECHNOLOGY   COMMON       G7945J104  5633     258750   SH         Sole         258750
HOLDINGS             STOCKS
SEMTECH              NASDAQ OTC   816850101  11627    670938   SH         Sole         670938
                     ISSUES
STAMPS.COM INC       NASDAQ OTC   852857200  3284     238351   SH         Sole         238351
                     ISSUES
SUPPORTSOFT INC      NASDAQ OTC   868587106  4496     823488   SH         Sole         823488
                     ISSUES
SYMMETRICOM INC      NASDAQ OTC   871543104  12154    1446937  SH         Sole         1446937
                     ISSUES
SYNTAX BRILLIAN      NASDAQ OTC   87163L103  679      138000   SH         Sole         138000
CORPORATION          ISSUES
TECH DATA CORP       NASDAQ OTC   878237106  10769    280000   SH         Sole         280000
                     ISSUES
THESTREET.COM INC    NASDAQ OTC   88368Q103  3913     359681   SH         Sole         359681
                     ISSUES
THORATEC             NASDAQ OTC   885175307  5435     295539   SH         Sole         295539
LABORATORIES CORP    ISSUES
NEW
THORATEC             PUT OPTIONS  885175307  6308     343000   SH   PUT   Sole         343000
LABORATORIES CORP
NEW
VIRAGE LOGIC CORP    NASDAQ OTC   92763R104  2301     313422   SH         Sole         313422
                     ISSUES
ZORAN CORP           NASDAQ OTC   98975F101  5311     265000   SH         Sole         265000
                     ISSUES

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